Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Total Properties	$ 183,152	$ 341,776
Rental Properties [Member]
Statement [Line Items]
Total Properties	125,506	289,412
Undeveloped Parcels Of Land [Member]
Statement [Line Items]
Total Properties	54,183	41,356
Properties Under Development [Member]
Statement [Line Items]
Total Properties	$ 3,463	$ 11,008